Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,459,000
Previously Paid Amount	0.00
Total Fee Amount	735.93
Total Offset Amount	0.00
Net Fee	735.93
Narrative - Max Aggregate Offering Price	$ 8,459,000
Final Prospectus	true